UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Maryland Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Maryland — 119.3%
Corporate — 0.9%
Maryland EDC, Refunding RB, Potomac Electric Power Co., 6.20%, 9/01/22	$250	$311,028
County/City/Special District/School District — 21.7%
City of Annapolis Maryland, Tax Allocation Bonds, Park Place Project, Series A, 5.35%, 7/01/34	483	489,825
City of Baltimore Maryland, Special Tax Bonds, SO, Harborview Lot No. 2, 6.50%, 7/01/31	960	987,523
County of Montgomery Maryland, GO Refunding, Consolidated Public Improvement Bonds, Series A, 5.00%, 7/01/26	500	614,630
County of Prince George’s Maryland, SO, National Harbor Project, 5.20%, 7/01/34	1,500	1,540,560
State of Maryland, First Series B, 5.00%, 3/15/22	250	309,935
State of Maryland, GO, State & Local Facilities Loan, Second Series B, 3.00%, 8/01/27	2,500	2,650,225
State of Maryland, GO, Refunding, State & Local Facilities Loan, Third Series C, 5.00%, 11/01/20	500	648,585
		7,241,283
Education — 29.5%
Anne County Arundel, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project:
4.00%, 9/01/27	510	572,546
3.25%, 9/01/28	360	375,498
Maryland Health & Higher Educational Facilities Authority, RB, Board of Child Care, 5.38%, 7/01/32	2,000	2,003,980
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Maryland Institute College of Art, 5.00%, 6/01/29	500	581,700
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Goucher College, Series A, 5.00%, 7/01/34	1,000	1,176,460
Johns Hopkins University Project, Series A, 5.00%, 7/01/27	1,000	1,265,990
Johns Hopkins University Project, Series A, 4.00%, 7/01/37	500	552,785
Loyola University Maryland Issue, Series A, 5.00%, 10/01/39	900	1,062,387

	Par (000)	Value
Municipal Bonds
Maryland (continued)
Education (concluded)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (concluded):
Notre Dame Maryland University, 5.00%, 10/01/42	$500	$552,725
Maryland Industrial Development Financing Authority, RB, Our Lady Of Good Counsel School, Series A, 6.00%, 5/01/35	1,000	1,050,360
University System of Maryland, Refunding RB, Series D, 5.00%, 10/01/21	500	653,705
		9,848,136
Health — 20.9%
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	500	501,595
County of Montgomery Maryland, Refunding RB, 5.00%, 12/01/40	1,000	1,151,660
Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	250	283,712
Maryland Health & Higher Educational Facilities Authority, RB, Anne Arundel Health System, 5.00%, 7/01/40	1,000	1,093,670
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 5.00%, 7/01/27	500	595,615
Charlestown Community, 6.25%, 1/01/41	1,000	1,169,150
Doctor’s Community Hospital, 5.75%, 7/01/38	500	551,245
Frederick Memorial Hospital, Series A, 4.00%, 7/01/38 (a)	500	512,405
University of Maryland Medical System, 5.13%, 7/01/39	1,000	1,116,620
		6,975,672
Housing — 15.0%
Maryland Community Development Administration, RB:
AMT, 5.10%, 9/01/37	1,000	1,052,690
Housing, Series A, 4.05%, 7/01/42	1,220	1,271,813
Residential, Series A, 5.05%, 9/01/39	500	541,015
Residential, Series B, 4.75%, 9/01/39	150	159,848

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Maryland (concluded)
Housing (concluded)
Maryland Community Development Administration, Refunding RB, Residential, Series B, 5.25%, 9/01/35	$1,755	$1,970,444
		4,995,810
Transportation — 14.8%
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	500	570,835
Transportation Facilities Project, Series A, 5.75%, 6/01/35	500	570,835
Maryland State Department of Transportation, RB, Series B, 4.00%, 5/15/22	1,000	1,158,880
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport, Series A, AMT, 4.00%, 6/01/29	1,925	2,090,781
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Parking Projects, AMT, 5.00%, 3/01/23	445	542,548
		4,933,879
Utilities — 16.5%
City of Baltimore Maryland, Refunding RB, Wastewater Projects, Series A (NPFGC):
5.20%, 7/01/32	2,250	2,258,258
5.13%, 7/01/42	1,500	1,505,385
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	500	551,145
Montgomery County, RB, Series A:
5.00%, 4/01/31	500	598,470
5.00%, 4/01/32	500	597,345
		5,510,603
Total Municipal Bonds in Maryland		39,816,411

District of Columbia — 3.5%
Transportation — 3.5%
Washington Metropolitan Area Transit Authority, Refunding RB, Transit, Series A, 5.13%, 7/01/32	1,000	1,159,130

Guam — 2.9%
State — 2.3%
Government of Guam Business Privilege Tax Revenue, RB, Series A, 5.13%, 1/01/42	250	285,348

	Par (000)	Value
Municipal Bonds
Guam (concluded)
State (concluded)
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	$410	$468,892
		754,240
Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/34	175	199,318
Total Municipal Bonds in Guam		953,558

Multi-State — 6.6%
Housing — 6.6%
Centerline Equity Issuer Trust, 7.20%, 11/15/14 (b)(c)	2,000	2,199,300
Puerto Rico — 5.0%
State — 5.0%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	130	141,254
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series D, 5.38%, 7/01/33	350	350,665
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	1,000	1,165,750
Total Municipal Bonds in Puerto Rico		1,657,669
Total Municipal Bonds – 137.3%		45,786,068

Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (d)

Maryland — 13.9%
Health — 3.5%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 11/15/51	1,000	1,157,602
Transportation — 10.4%
Maryland State Transportation Authority, RB, Transportation Facility Project (AGM), 5.00%, 7/01/41	3,000	3,482,010
Total Municipal Bonds in Maryland		4,639,612

Puerto Rico — 1.0%
State — 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	300	337,518

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (d)
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 14.9%		$4,977,130
Total Long-Term Investments
(Cost – $47,120,288) – 152.2%		50,763,198

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.01% (e)(f)	904,709	904,709
Total Short-Term Securities
(Cost – $904,709) – 2.7%		904,709
Total Investments (Cost – $48,024,997*) – 154.9%		51,667,907
Other Assets Less Liabilities – 0.3%		98,021
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (7.2)%		(2,401,546)
VRDP Shares, at Liquidation Value – (48.0)%		(16,000,000)
Net Assets Applicable to Common Shares – 100.0%		$33,364,382

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$45,551,231
Gross unrealized appreciation	$3,721,207
Gross unrealized depreciation	(4,378)
Net unrealized appreciation	$3,716,829

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Scott & Stringfellow	$512,405	$11,630

(b)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
FFI Institutional Tax-Exempt Fund	180,661	724,048	904,709	$71

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
EDC	Economic Development Corp.
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SO	Special Obligation

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	3

Schedule of Investments (concluded)	BlackRock Maryland Municipal Bond Trust (BZM)

—

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$50,763,198	—	$50,763,198
Short-Term Securities	$904,709	—	—	904,709
Total	$904,709	$50,763,198	—	$51,667,907

1 See above Schedule of Investments for values in each sector.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(2,399,847)	—	$(2,399,847)
VRDP Shares	—	(16,000,000)	—	(16,000,000)
Total	—	$(18,399,847)	—	$(18,399,847)

There were no transfers between levels during the period ended November 30, 2012.

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 23, 2013